Customer and Supplier Concentrations	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATIONS

NOTE 25 – CUSTOMER AND SUPPLIER CONCENTRATIONS

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company did not have any customers that individually accounted for a significant portion (10% or more) of its revenue during the fiscal year ended December 31, 2025. As a result, the Company is not materially dependent on any individual customer. As of December 31, 2025, the Company’s accounts receivable was concentrated with two parties: a related party representing 18.61% of the total balance and a single customer representing 13.69%.

The Company sold a substantial portion of products to one customer (21.50% of total revenues) during fiscal year ended December 31, 2024. As of December 31, 2024, the amount due from this customer included in accounts receivable were $2,109,572, representing 17.16% of total accounts receivable. Other significant concentration of accounts receivable included another customer, who accounted for 14.51% of total accounts receivable for the fiscal year ended December 31, 2024.

The Company sold a substantial portion of products to one customer (11.99% of total revenues) during the fiscal year ended December 31, 2023, and as of the year-end date, amount due from this customer included in accounts receivable was $28,301, representing 0.45% of total accounts receivable. Beside the significant customer, there were other significant concentrations of accounts receivable, which included four customers who accounted for 25.19%, 20.59%, 11.73% and 10.28%, respectively, of the total accounts receivable for the fiscal year ended December 31, 2023.

The loss of one significant customer or the failure to attract new customers could have a material adverse effect on our business, consolidated results of operations and financial condition.

During the fiscal year ended December 31, 2025, one supplier accounted for 10.31% of the Company’s total purchases, indicating a concentration of supplier risk. Management monitors this relationship on an ongoing basis to mitigate potential supply disruptions.

For the years ended December 31, 2024 and 2023, there was no significant concentration in suppliers for the Company’s raw material purchase.

The Company has numerous suppliers that could be substituted should any of the current suppliers become unavailable or non-competitive.